Trade Receivables and Reseller Financing - Breakdown of Loss Allowance for Expected Credit Losses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of trade receivables [line items]
Loss allowance for expected credit losses	R$ 185,278	R$ 197,011
Trade receivables [member]
Summary of trade receivables [line items]
Loss allowance for expected credit losses	374,355	382,096	R$ 404,886
Trade receivables [member] | Current [member]
Summary of trade receivables [line items]
Loss allowance for expected credit losses	21,962	21,219
Trade receivables [member] | Less than 30 days [member]
Summary of trade receivables [line items]
Loss allowance for expected credit losses	1,595	2,154
Trade receivables [member] | 31 to 60 days [member]
Summary of trade receivables [line items]
Loss allowance for expected credit losses	3,049	1,751
Trade receivables [member] | 61-90 days [member]
Summary of trade receivables [line items]
Loss allowance for expected credit losses	2,761	2,233
Trade receivables [member] | 91-180 days [member]
Summary of trade receivables [line items]
Loss allowance for expected credit losses	14,926	13,378
Trade receivables [member] | More than 180 days [member]
Summary of trade receivables [line items]
Loss allowance for expected credit losses	R$ 330,062	R$ 341,361